PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
Prepaid service fees	3,392	2,196
Prepaid rental expenses (1)	607	637
Staff advances	1,730	528
Prepayment for inventories and others	186	368
Government subsidy receivables	931	2,856
Receivables from the disposal of subsidiaries and investment (2)	486	2,589
Receivables from third party payment platform	346	306
Project deposit	431	—
Interest receivables	176	—
Others	1,994	2,325
	10,279	11,805
Less: allowance for doubtful accounts	—	(2,878)
	10,279	8,927

(1)	The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11 as described in Note 2. The balance as of December 31, 2019 and 2020 represent prepaid rental expenses for short-term leases which the Group elected not to record on balance sheets under Topic 842. The prepaid rental expenses for operating lease expenses over one year as of December 31, 2019 and 2020 were included in the Group’s operating lease right-of-use assets on its consolidated balance sheet.
(2)	The balance as of December 31, 2020 included $1,909 receivable from the principle shareholder of the Company’s investee, Beijing Da Ai Pre-school Management Education Technology Co., Ltd. 100% valuation allowance for doubtful accounts was recorded for the total balance of the receivable as of December 31, 2020. (see Note 12).